Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of period		$ 80,040
Balance at end of period	$ 76,662	$ 84,898	$ 76,662	$ 80,040
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares		200.0	190.0	190.0
Shares issued, Number of shares		14.0		30.0
Shares redeemed, Number of shares				(20.0)
Ending balance, Number of shares		214.0		200.0
Balance at beginning of period	4,750	$ 5,000	$ 4,750	$ 4,750
Shares issued, Amount	350	350	350	750
Shares redeemed, Amount				(500)
Balance at end of period	$ 5,100	$ 5,350	$ 5,100	$ 5,000